Risk Categories - Financial Liabilities and Contractual Obligations (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 330,980,000,000	$ 313,219,000,000
Contractual loans, equities and mortgages	3,583,000,000	3,800,000,000
Operating leases		1,056,000,000
Total contractual commitments	3,583,000,000	4,856,000,000
Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	20,487,000,000	20,523,000,000
Contractual loans, equities and mortgages	869,000,000	1,157,000,000
Operating leases		138,000,000
Total contractual commitments	869,000,000	1,295,000,000
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,402,000,000	9,635,000,000
Contractual loans, equities and mortgages	1,039,000,000	1,044,000,000
Operating leases		230,000,000
Total contractual commitments	1,039,000,000	1,274,000,000
3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,702,000,000	9,326,000,000
Contractual loans, equities and mortgages	546,000,000	536,000,000
Operating leases		182,000,000
Total contractual commitments	546,000,000	718,000,000
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	291,389,000,000	273,735,000,000
Contractual loans, equities and mortgages	1,129,000,000	1,063,000,000
Operating leases		506,000,000
Total contractual commitments	1,129,000,000	1,569,000,000
Insurance and investment contract liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	310,987,000,000	293,237,000,000
Insurance and investment contract liabilities | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,931,000,000	11,950,000,000
Insurance and investment contract liabilities | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,983,000,000	8,388,000,000
Insurance and investment contract liabilities | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,737,000,000	8,653,000,000
Insurance and investment contract liabilities | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	282,336,000,000	264,246,000,000
Senior debentures and unsecured financing
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,828,000,000	6,108,000,000
Senior debentures and unsecured financing | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	79,000,000	438,000,000
Senior debentures and unsecured financing | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	439,000,000	556,000,000
Senior debentures and unsecured financing | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	131,000,000	234,000,000
Senior debentures and unsecured financing | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,179,000,000	4,880,000,000
Subordinated Debt
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,780,000,000	4,241,000,000
Subordinated Debt | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	114,000,000	103,000,000
Subordinated Debt | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	229,000,000	207,000,000
Subordinated Debt | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	229,000,000	207,000,000
Subordinated Debt | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,208,000,000	3,724,000,000
Bond repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,850,000,000	1,824,000,000
Bond repurchase agreements | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,850,000,000	1,824,000,000
Bond repurchase agreements | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,114,000,000	5,971,000,000
Accounts payable and accrued expenses | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,114,000,000	5,971,000,000
Accounts payable and accrued expenses | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,114,000,000
Lease liabilities | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	153,000,000
Lease liabilities | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	268,000,000
Lease liabilities | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	230,000,000
Lease liabilities | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	463,000,000
Secured borrowings from mortgage securitization
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,919,000,000	1,621,000,000
Secured borrowings from mortgage securitization | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	169,000,000	182,000,000
Secured borrowings from mortgage securitization | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	426,000,000	435,000,000
Secured borrowings from mortgage securitization | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	355,000,000	187,000,000
Secured borrowings from mortgage securitization | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	969,000,000	817,000,000
Borrowed funds
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	388,000,000	217,000,000
Borrowed funds | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	77,000,000	55,000,000
Borrowed funds | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	57,000,000	49,000,000
Borrowed funds | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	20,000,000	45,000,000
Borrowed funds | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 234,000,000	$ 68,000,000